Deferred income tax - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax
Not recognized as deferred tax assets	$ 358.7	$ 362.7
Expiring between 2034 and 2041
Deferred income tax
Not recognized as deferred tax assets	$ 88.4
Expiring between 2034 and 2040
Deferred income tax
Not recognized as deferred tax assets		$ 87.1
Uruguay
Deferred income tax
Percentage of temporary differences in deferred income taxes	25.00%	25.00%
Argentina
Deferred income tax
Percentage of temporary differences in deferred income taxes	35.00%	35.00%
Italy
Deferred income tax
Percentage of temporary differences in deferred income taxes	29.00%	29.00%
Armenia
Deferred income tax
Percentage of temporary differences in deferred income taxes	18.00%	18.00%
Brazil
Deferred income tax
Percentage of temporary differences in deferred income taxes	34.00%	34.00%
Ecuador
Deferred income tax
Percentage of temporary differences in deferred income taxes	25.00%	25.00%
Spain
Deferred income tax
Percentage of temporary differences in deferred income taxes	25.00%	25.00%
Luxembourg
Deferred income tax
Percentage of temporary differences in deferred income taxes	25.00%	25.00%